Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2023	December 31, 2022
Quebrada Blanca (a)	Region I, Chile	40%	$1,104	$874
Carmen de Andacollo	Region IV, Chile	10%	18	26
Elkview Mine Limited Partnership	British Columbia, Canada	5%	126	87
Compañía Minera Zafranal S.A.C.	Arequipa Region, Peru	20%	56	51
			$1,304	$1,038

a) Quebrada Blanca

The non-controlling interest in QBSA, the entity that owns QB2, consists of SMM/SC, who subscribed for a 30% indirect interest in QBSA in 2019, and ENAMI, a Chilean state-owned agency that holds a 10% preference share interest. ENAMI’s interest in QBSA does not require ENAMI to make contributions toward QBSA’s capital spending.

The following is the summarized financial information for Quebrada Blanca before intra-group eliminations. Quebrada Blanca has non-controlling interests that are considered material to our consolidated financial statements.

(CAD$ in millions)	December 31, 2023	December 31, 2022
Summarized balance sheet
Current assets	$1,025	$442
Current liabilities	1,576	1,946
Current net assets	(551)	(1,504)

Non-current assets	20,639	17,197
Non-current liabilities	14,378	10,647
Non-current net assets	6,261	6,550
Net assets	$5,710	$5,046

Accumulated non-controlling interests	$1,104	$874

Summarized statement of comprehensive income (loss)
Revenue	$595	$105
Loss for the period	(465)	(257)
Other comprehensive income (loss)	(76)	206
Total comprehensive loss	$(541)	$(51)

Loss allocated to non-controlling interests	$(188)	$(95)

Summarized cash flows
Cash flows used in operating activities	$(2,749)	$(1,579)
Cash flows used in investing activities	(3,203)	(3,304)
Cash flows provided by financing activities	5,994	4,918
Effect of exchange rates on cash and cash equivalents	(4)	7
Increase in cash and cash equivalents	$38	$42